COMMITMENTS AND CONTINGENCIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Unrecognized tax positions	¥ 44,504	$ 6,097
Capital addition purchase commitments
COMMITMENTS AND CONTINGENCIES
Commitments to purchase certain medical equipment	¥ 190,488	$ 26,097	¥ 271,876